Summary Prospectus 2021
BMO Prime Money Market Fund
Class Y MARXX | Premier Class MAIXX	As of December 29, 2021

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, reports to shareholders, and other information about the Fund online at bmofunds.com/documents/money-market. You can also get this information at no cost by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution. The Fund’s Prospectus and Statement of Additional Information, both dated December 29, 2021, as supplemented, are incorporated by reference into this Summary Prospectus.
Important Information Regarding BMO Funds
Subject to shareholder approval, with the exception of the BMO Money Market Funds, the BMO Funds will be reorganized into corresponding series of Columbia Funds Series Trust, Columbia Funds Series Trust I or Columbia Funds Series Trust II. Further, subject to shareholder approval, the BMO Money Market Funds will be reorganized into corresponding series of Goldman Sachs Trust. If approved by shareholders, these reorganizations are expected to occur in the first quarter of 2022.
In addition, effective December 16, 2021, management of the following BMO Funds transferred from BMO Asset Management Corp. (Adviser) to Columbia Management Investment Advisers, LLC (Columbia): Disciplined International Equity, Mid-Cap Value, Small-Cap Value, Mid-Cap Growth, Dividend Income, Large-Cap Value, Low Volatility Equity, Large-Cap Growth and Small-Cap Growth (DE Funds). The remaining Funds continue to be managed by the Adviser.
Investment Objective:
To provide current income consistent with stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees (fees paid directly from your investment)	Class Y	Premier Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%
Distribution (12b-1) Fees	None	None
Other Expenses	0.38%	0.13%
Total Annual Fund Operating Expenses	0.53%	0.28%
Fee Waiver and Expense Reimbursement(1)	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.45%	0.20%
(1)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.45% for Class Y and 0.20% for Premier Class through December 31, 2022. This expense limitation agreement may not be terminated prior to December 31, 2022 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2022. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	Class Y	Premier Class
1 Year	$ 46	$ 20
3 Years	$162	$ 82
5 Years	$288	$149
10 Years	$657	$348
Principal Investment Strategies
The Fund invests in high quality, short-term money market instruments, such as short-term commercial paper, corporate bonds and notes, asset-backed securities, bank instruments, demand and variable rate demand instruments, U.S. government obligations, municipal securities, repurchase agreements, and funding agreements. The Fund may invest in U.S. dollar-denominated instruments issued by foreign governments, corporations and financial institutions. The Fund may invest only in securities which have been determined by the Adviser to present minimal credit risks to the Fund, based on the Adviser’s consideration of a number of factors including, but not limited to, financial condition, sources of liquidity, ability to react to market-wide and issuer- or guarantor-specific events, and positions within the industry and industry strength. The Adviser uses a “bottom-up” approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve, and debt security supply factors. The Adviser also integrates environmental, social, and governance (ESG) considerations into its investment process.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), which requires, among other things, the Fund to meet certain requirements as to portfolio quality, diversification, maturity, and liquidity.

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Summary Prospectus 2021
BMO Prime Money Market Fund
Class Y MARXX | Premier Class MAIXX	As of December 29, 2021

Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time. In addition, the Fund is subject to the following risks.
Bank Instruments Risks. Bank instruments are unsecured interest-bearing deposits with banks, including bank accounts, time deposits, certificates of deposit, and banker’s acceptances. Changes in economic, regulatory, or political conditions or other events that affect the banking industry, may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.
Asset-Backed Securities Risks. Asset-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. Asset-backed securities may decline in value because of defaults on the underlying obligations. Asset-backed securities may also be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to the Fund. In addition, the secondary market for asset-backed securities may not be as liquid as the market for other securities which may result in the Fund experiencing difficulty in selling or valuing asset-backed securities.
Foreign Securities Risks. Investing in foreign securities may involve additional risks, including political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.
Repurchase Agreements Risk. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. Repurchase agreements are subject to market risk with respect to the collateral securing the repurchase agreements and credit risk with respect to the counterparty. In the event of a bankruptcy or other default by the counterparty, the Fund could experience delays and potential losses in liquidating the underlying security.
Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.
Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government or central bank policy, inflation expectations, and supply and demand. During periods of low short-term interest rates, the Fund may have difficulty maintaining a positive yield.
Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk.
Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Demand Instruments Risks. The Fund's right to obtain payment at par on a demand instrument upon demand may be negatively impacted by events impacting issuer’s ability to pay the par value that occur between the date the Fund elects to redeem the instrument and the date redemption proceeds are due.
Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae or Freddie Mac). As a result, a risk exists that these entities will default on a financial obligation.
Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that interest may be taxable on a municipal security that is otherwise expected to produce tax-exempt interest.
Sovereign Debt Securities Risks. Sovereign debt securities are subject to risks in addition to those relating to debt securities and foreign securities, including the risk that a governmental entity may be unwilling or unable to meet its obligations due to insufficient cash flow or foreign reserves, the size of the debt service burden, or government monetary policy. In the event of a default on sovereign debt, the Fund also may have limited legal recourse against the defaulting government entity.
Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have

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Summary Prospectus 2021
BMO Prime Money Market Fund
Class Y MARXX | Premier Class MAIXX	As of December 29, 2021

to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions. Additionally, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.
Fees and Gates Risks. The Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund, or that a higher or lower fee level (up to 2% of the value of shares redeemed) is in the best interests of the Fund.
Management Risks. The Adviser's judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s portfolio manager will produce the desired results.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of an average of money funds with similar objectives and an index of funds with similar investment objectives. Please keep in mind that past performance does not represent how the Fund will perform in the future. Investors may obtain the Fund’s current 7-Day Net Yield or updated performance information at bmofunds.com.
Premier Class—Annual Total Returns (calendar years 2011-2020)
The return for the Premier Class shares of the Fund from January 1, 2021 through September 30, 2021 was 0.02%.
During the periods shown in the bar chart for the Fund:
	Quarter Ended	Returns
Best quarter	3/31/2019	0.59%
Worst quarter	6/30/2014	0.00%
7-Day Net Yield as of December 31, 2020 was 0.01% for Premier Class shares and Class Y shares.
Average Annual Total Returns through 12/31/20
	1 Year	5 Years	10 Years
Premier Class (Inception 4/3/2000)	0.41%	1.13%	0.61%
Class Y (Inception 11/23/1992)	0.31%	0.91%	0.46%
IMNMFRA (reflects no deduction for fees, expenses or taxes)	0.32%	0.86%	0.44%
LMMI (reflects deduction of fees and no deduction for sales charges or taxes)	0.41%	0.95%	0.48%
The iMoneyNet, Inc. Money Fund Report Averages (IMNMFRA) is an average of money funds with investment objectives similar to that of the Fund.
The Lipper Money Market Instrument Funds Index (LMMI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Management of the Fund
Adviser. BMO Asset Management Corp.
Portfolio Manager. Boyd R. Eager manage the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Eager, a Director and Portfolio Manager of the Adviser, joined the Adviser in 1996 and has managed the Fund since February 2012.
Purchase and Sale of Fund Shares
The Fund operates as a retail money market fund. Accordingly, investments in the Fund are limited to accounts beneficially owned by natural persons.
Minimums. To open an account, your first investment must be at least $1,000 for Class Y shares and $10,000,000 for Premier Class shares. For Class Y, the minimum subsequent purchase amount is $50.
Sale of Fund Shares. You may sell (redeem) your shares of the Fund on any day the Federal Reserve Bank of New York is open for business and, alternatively, on any day the U.S. government securities markets are open and the Fund’s portfolio managers determine sufficient liquidity exists in those markets using one of the following methods, depending on the elections you made in your account application:
Phone. Call 1-800-236-FUND (3863).
Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

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Summary Prospectus 2021
BMO Prime Money Market Fund
Class Y MARXX | Premier Class MAIXX	As of December 29, 2021

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds - U.S. Services, P.O. Box 219006, Kansas City, MO 64121-9006.
Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.
BMO Funds Website. Go to bmofunds.com.
Checkwriting. Write a check in an amount of at least $250.
Tax Information
The Fund intends to make distributions that are expected to be taxed primarily as ordinary income for federal income tax purposes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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